Vessels and Equipment (Tables)	6 Months Ended
Jun. 30, 2021
Vessels and Equipment
Schedule of vessels and equipment

	Vessels &	Accumulated	Accumulated write
(U.S. Dollars in thousands)	equipment	depreciation	down	Net Vessels
Vessels, December 31, 2019	$2,129,012	$(451,524)	$—	$1,677,488
Additions	115,277	—	—	115,277
Drydock costs	5,764	—	—	5,764
Disposals	—	—	—	—
Depreciation for the year	—	(89,743)	—	(89,743)
Vessels, December 31, 2020	$2,250,053	$(541,267)	$—	$1,708,786
Additions (1)	6,748	—	—	6,748
Drydock costs	3,428	—	—	3,428
Disposals	(2,641)	2,641	—	—
Depreciation and write down for the period (2)	—	(47,515)	(29,421)	(76,936)
Vessels, June 30, 2021	$2,257,588	$(586,141)	$(29,421)	$1,642,026

Schedule of drydocking activity

(U.S. Dollars in thousands)	At June 30, 2021	At December 31, 2020
Balance at the beginning of the year	$17,106	$18,523
Costs incurred for dry docking	3,428	2,724
Costs allocated to drydocking as part of acquisition of asset	—	3,040
Drydock amortization	(3,948)	(7,181)
Balance at the end of the year	$16,586	$17,106